United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-05088

                         The AllianceBernstein Portfolios
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein(SM)
       Investment Research and Management

                AllianceBernstein Growth Fund
--------------------------------------------------------------------------------
  Large- and
Mid-Cap Growth                                      Annual Report--July 31, 2003
--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commision's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

September 30, 2003

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Growth Fund (the "Fund") for the annual reporting period ended July 31, 2003.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests principally in a portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.

Investment Results

The following table provides the Fund's performance over the six- and 12-month periods ended July 31, 2003. For comparison, we have shown returns for the Russell 3000 Growth Index and the Standard & Poor's (S&P) 500 Stock Index.

INVESTMENT RESULTS*
Periods Ended July 31, 2003

                                                          ----------------------
                                                                 Returns
                                                          ----------------------
                                                           6 Months    12 Months
--------------------------------------------------------------------------------
AllianceBernstein Growth Fund
--------------------------------------------------------------------------------
   Class A                                                    20.92%      14.37%
--------------------------------------------------------------------------------
   Class B                                                    20.45%      13.55%
--------------------------------------------------------------------------------
   Class C                                                    20.48%      13.59%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                           16.78%      10.64%
--------------------------------------------------------------------------------
Russell 3000 Growth Index                                     19.64%      12.67%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of July 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The unmanaged Russell 3000 Index is comprised of 3,000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Growth Fund.

      Additional investment results appear on page 5.

For the six- and 12-month periods ended July 31, 2003, the Fund outperformed its benchmarks, the S&P 500 Stock Index and the Russell 3000


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN GROWTH FUND o 1

Growth Index. Top contributors to performance included several leading companies in the technology and financial services sectors. Career Education Corp., a leader in the post-secondary education market, was the Fund's top contributor to performance. The Fund's overweight position in the financial services sector, led by core holdings in Legg Mason, Inc. and Citigroup, Inc., contributed positively to performance.

While the Fund's underexposure to technology adversely affected performance, this was more than offset by strong stock selection within this sector. VERITAS Software Corp., Juniper Networks, Inc. and eBay, Inc., each dominant in their respective industries, posted favorable returns during this period. Relative performance was also adversely affected by a few of the Fund's key holdings in the health care space.

Market Review and Investment Strategy

After suffering through three years of losses, equity markets posted strong returns for the 12-month period ended July 31, 2003. Since bottoming in October of last year and subsequently re-testing those lows in March, equity markets have rebounded handsomely. Recent months have seen disproportionately positive performance for cyclical and higher beta equities. Consistent with this, there has been near-term rotation out of more defensive growth sectors, such as health care and staples, into technology. We have in recent months selectively built positions in several leading technology companies. However, the Fund remains balanced with significant exposure to the more defensive sectors as well.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GROWTH FUND

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
7/31/93 TO 7/31/03

Russell 3000 Growth Index: $22,309

S&P 500 Stock Index: $26,592

AllianceBernstein Growth Fund Class A: $17,987


              AllianceBernstein Growth
                    Fund Class A          S&P 500 Stock Index    Russell 3000 Growth Index
7/31/93             $  9,575                    $ 10,000                  $ 10,000
7/31/94             $ 10,336                    $ 10,515                  $ 10,466
7/31/95             $ 12,629                    $ 13,256                  $ 13,782
7/31/96             $ 13,758                    $ 15,451                  $ 15,737
7/31/97             $ 20,368                    $ 23,502                  $ 23,472
7/31/98             $ 24,949                    $ 28,039                  $ 27,661
7/31/99             $ 29,428                    $ 33,704                  $ 34,092
7/31/00             $ 32,633                    $ 36,726                  $ 42,331
7/31/01             $ 22,260                    $ 31,466                  $ 27,832
7/31/02             $ 15,726                    $ 24,035                  $ 19,801
7/31/03             $ 17,987                    $ 26,592                  $ 22,309


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Growth Fund Class A shares (from 7/31/93 to 7/31/03) as compared to the performance of appropriate broad-based indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The unmanaged Russell 3000 Index is comprised of 3,000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

When comparing AllianceBernstein Growth Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Growth Fund.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN GROWTH FUND o 3

Portfolio Summary
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
July 31, 2003

INCEPTION DATES                 PORTFOLIO STATISTICS

Class A Shares                  Net Assets ($mil): $2,088.6
9/4/90
Class B Shares
10/23/87
Class C Shares
8/2/93

SECTOR BREAKDOWN

  25.7% Finance
  24.6% Health Care
  20.5% Consumer Services
  19.3% Technology
   4.4% Consumer Manufacturing                  [PIE CHART OMITTED]
   2.1% Capital Goods
   1.4% Multi-Industry Companies
   1.2% Energy
   0.8% Aerospace & Defense

COUNTRY BREAKDOWN

  97.1% United States
   2.3% Bermuda                                 [PIE CHART OMITTED]
   0.3% Israel
   0.3% Switzerland

All data as of July 31, 2003. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GROWTH FUND

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                    Without Sales Charge      With Sales Charge
                        1 Year            14.37%                   9.50%
                       5 Years            -6.33%                  -7.14%
                      10 Years             6.51%                   6.05%

Class B Shares
--------------------------------------------------------------------------------
                                    Without Sales Charge      With Sales Charge
                        1 Year            13.55%                   9.55%
                       5 Years            -7.02%                  -7.02%
                      10 Years(a)          5.91%                   5.91%

Class C Shares
--------------------------------------------------------------------------------
                                    Without Sales Charge      With Sales Charge
                        1 Year            13.59%                  12.59%
                       5 Years            -7.00%                  -7.00%
               Since Inception*            5.70%                   5.70%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                   Class A          Class B         Class C
--------------------------------------------------------------------------------
                        1 Year     -3.28%           -3.77%          -0.72%
                       5 Years     -8.04%           -7.92%          -7.91%
                      10 Years      5.86%            5.72%(a)        5.31%*

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Since inception. Inception date: 8/2/93, Class C shares.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN GROWTH FUND o 5

Ten Largest Holdings
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
July 31, 2003

                                                                   Percent of
Company                                            U.S. $ Value    Net Assets
-------------------------------------------------------------------------------
Legg Mason, Inc.                                   $ 98,182,000          4.7%
-------------------------------------------------------------------------------
Citigroup, Inc.                                      96,899,757          4.6
-------------------------------------------------------------------------------
Harley-Davidson, Inc.                                92,948,976          4.5
-------------------------------------------------------------------------------
American International Group, Inc.                   87,364,901          4.2
-------------------------------------------------------------------------------
Express Scripts, Inc.                                84,090,600          4.0
-------------------------------------------------------------------------------
Career Education Corp.                               82,390,860          3.9
-------------------------------------------------------------------------------
Comcast Corp. Special Cl.A                           73,384,780          3.5
-------------------------------------------------------------------------------
eBay, Inc.                                           69,862,240          3.4
-------------------------------------------------------------------------------
VERITAS Software Corp.                               60,783,800          2.9
-------------------------------------------------------------------------------
Wellpoint Health Networks, Inc.                      59,416,595          2.9
-------------------------------------------------------------------------------
                                                   $805,324,509         38.6%


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GROWTH FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2003

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER
    INVESTMENTS-99.3%

Finance-25.5%
Banking-Money Center-0.7%
SLM Corp. .....................................          336,000   $ 13,930,560
                                                                   ------------
Banking-Regional-0.5%
Bank One Corp. ................................          266,500     10,542,740
                                                                   ------------
Brokerage & Money Management-7.9%
Legg Mason, Inc. ..............................        1,402,600     98,182,000
Merrill Lynch & Co., Inc. .....................          431,200     23,444,344
Morgan Stanley ................................          604,800     28,691,712
The Goldman Sachs Group, Inc. .................          171,200     14,918,368
                                                                   ------------
                                                                    165,236,424
                                                                   ------------
Insurance-6.7%
American International Group, Inc. ............        1,360,824     87,364,901
Axis Capital Holdings, Ltd. (Bermuda)(a) ......           49,600      1,298,528
Everest Re Group, Ltd. ........................          279,900     21,152,043
Willis Group Holdings, Ltd. ...................        1,034,350     31,133,935
                                                                   ------------
                                                                    140,949,407
                                                                   ------------
Miscellaneous-9.7%
Ambac Financial Group, Inc. ...................          766,700     50,502,529
Citigroup, Inc. ...............................        2,162,941     96,899,757
MBNA Corp. ....................................        2,472,505     55,112,136
                                                                   ------------
                                                                    202,514,422
                                                                   ------------
                                                                    533,173,553
                                                                   ------------
Health Care-24.5%
Biotechnology-1.6%
Cephalon, Inc.(a) .............................          240,400     12,015,192
Gilead Sciences, Inc.(a) ......................          126,000      8,637,300
MedImmune, Inc.(a) ............................          297,600     11,662,944
                                                                   ------------
                                                                     32,315,436
                                                                   ------------
Drugs-4.8%
Forest Laboratories, Inc.(a) ..................        1,083,100     51,858,828
Patterson Dental Co.(a) .......................          397,600     21,271,600
Pfizer, Inc. ..................................          644,400     21,497,184
Teva Pharmaceutical Industries, Ltd. (Israel)
   (ADR) ......................................          113,900      6,531,026
                                                                   ------------
                                                                    101,158,638
                                                                   ------------
Medical Products-4.8%
Alcon, Inc. (Switzerland) .....................          123,300      6,284,601
Boston Scientific Corp.(a) ....................          397,200     25,114,956
St. Jude Medical, Inc.(a) .....................          234,300     12,570,195
Stryker Corp. .................................          727,200     55,645,344
                                                                   ------------
                                                                     99,615,096
                                                                   ------------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN GROWTH FUND o 7

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------

Medical Services-13.3%
AmerisourceBergen Corp. .......................          241,800   $ 15,255,162
Anthem, Inc.(a) ...............................          138,300     10,443,033
Cardinal Health, Inc. .........................          894,242     48,959,749
Express Scripts, Inc.(a) ......................        1,274,100     84,090,600
Health Management Associates, Inc. Cl.A .......        2,522,000     50,364,340
Stericycle, Inc.(a) ...........................          198,600      8,962,818
Wellpoint Health Networks, Inc.(a) ............          710,300     59,416,595
                                                                   ------------
                                                                    277,492,297
                                                                   ------------
                                                                    510,581,467
                                                                   ------------
Consumer Services-20.3%
Airlines-0.5%
Southwest Airlines Co. ........................          636,600     10,446,606
                                                                   ------------
Broadcasting & Cable-5.2%
Comcast Corp. Special Cl.A(a) .................        2,504,600     73,384,780
EchoStar Communications Corp. Cl.A(a) .........          295,000     10,699,650
United Pan Europe Cl.A Pfd. (Netherlands)(a)(b)              450        333,000
United Pan Europe warrants, expiring 12/01/08
   (Netherlands)(a) ...........................          218,502              0
Viacom, Inc. Cl.B(a) ..........................          502,820     21,882,727
Westwood One, Inc.(a) .........................          103,000      3,145,620
                                                                   ------------
                                                                    109,445,777
                                                                   ------------
Entertainment & Leisure-4.5%
Harley-Davidson, Inc. .........................        1,982,700     92,948,976
                                                                   ------------
Retail-General Merchandise-3.3%
Bed Bath & Beyond, Inc.(a) ....................          438,110     17,011,811
Kohl's Corp.(a) ...............................          650,500     38,607,175
Lowe's Cos., Inc. .............................          269,200     12,803,152
                                                                   ------------
                                                                     68,422,138
                                                                   ------------
Miscellaneous-6.8%
Apollo Group, Inc. Cl.A(a) ....................           73,900      4,785,764
Career Education Corp.(a) .....................          987,900     82,390,860
CDW Corp.(a) ..................................          437,200     20,933,136
Education Management Corp.(a) .................           42,700      2,479,589
Iron Mountain, Inc.(a) ........................          675,200     24,712,320
Strayer Education, Inc. .......................           91,200      7,703,664
                                                                   ------------
                                                                    143,005,333
                                                                   ------------
                                                                    424,268,830
                                                                   ------------
Technology-19.2%
Communications Equipment-3.8%
Cisco Systems, Inc.(a) ........................        1,274,110     24,870,627
Juniper Networks, Inc.(a) .....................        3,798,400     54,810,912
                                                                   ------------
                                                                     79,681,539
                                                                   ------------
Computer Hardware/Storage-2.4%
Dell, Inc.(a) .................................        1,490,110     50,186,905
                                                                   ------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GROWTH FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                   Shares   U.S. $ Value
--------------------------------------------------------------------------------

Computer Services-0.6%
Affiliated Computer Services, Inc. Cl.A(a) ....          263,200  $   13,041,560
                                                                  --------------

Computer Software-5.5%
Mercury Interactive Corp.(a) ..................          373,550      14,702,928
Microsoft Corp. ...............................          518,000      13,675,200
Symantec Corp.(a) .............................          529,000      24,741,330
VERITAS Software Corp.(a) .....................        1,973,500      60,783,800
                                                                  --------------
                                                                     113,903,258
                                                                  --------------
Internet Infrastructure-3.4%
eBay, Inc.(a) .................................          651,700      69,862,240
                                                                  --------------
Semi-Conductor Components-3.5%
Linear Technology Corp. .......................          302,300      11,148,824
Marvell Technology Group, Ltd. (Bermuda)(a) ...        1,332,200      46,840,152
Maxim Integrated Products, Inc. ...............          396,300      15,487,404
                                                                  --------------
                                                                      73,476,380
                                                                  --------------
                                                                     400,151,882
                                                                  --------------
Consumer Manufacturing-4.3%
Building & Related-4.3%
Centex Corp. ..................................          370,100      26,858,157
D.R. Horton, Inc. .............................          787,700      22,173,755
Lennar Corp. Cl.A .............................          347,700      22,666,563
NVR, Inc.(a) ..................................           46,300      18,936,700
                                                                  --------------
                                                                      90,635,175
                                                                  --------------
Capital Goods-2.1%
Engineering & Construction-2.1%
Jacobs Engineering Group, Inc.(a) .............          985,500      43,204,320
                                                                  --------------
Multi-Industry Companies-1.4%
Danaher Corp. .................................          412,300      29,768,060
                                                                  --------------
Energy-1.2%
Domestic Producers-1.2%
Apache Corp. ..................................          400,135      24,792,365
                                                                  --------------
Aerospace & Defense-0.8%
L-3 Communications Holdings, Inc.(a) ..........          352,500      17,300,700
                                                                  --------------
Total Investments*-99.3%
   (cost $1,667,543,636) ......................                    2,073,876,352
Other assets less liabilities-0.7% ............                       14,752,155
                                                                  --------------
Net Assets-100% ...............................                   $2,088,628,507
                                                                  ==============


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN GROWTH FUND o 9

Portfolio of Investments
--------------------------------------------------------------------------------

* SECURITIES LENDING INFORMATION

The Fund participates in a securities lending arrangement (see Note E) in which cash collateral is invested by the lending agent. Such investments, representing 6.3% of net assets, were as follows as of July 31, 2003:

                                   Current                       U.S. $
                                    Yield       Shares            Value
                                 ==========  ============     ============
UBS Private Money Market
   Fund LLC                         1.02%    131,034,000      $131,034,000

(a)   Non-income producing security.

(b)   Restricted and illiquid security valued at fair value (see Notes A & G).

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GROWTH FUND

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2003

Assets
Investments in securities, at value
  (cost $1,667,543,636) ...................................   $ 2,073,876,352(a)
Cash ......................................................         4,515,678
Collateral held for securities loaned .....................       131,034,000
Receivable for investment securities sold .................        26,595,443
Receivable for shares of beneficial interest sold .........        13,593,481
Dividends and interest receivable .........................           869,966
                                                              ---------------
Total assets ..............................................     2,250,484,920
                                                              ---------------
Liabilities
Payable for collateral received on securities loaned ......       131,034,000
Payable for shares of beneficial interest redeemed ........        16,923,542
Payable for investment securities purchased ...............        10,831,333
Advisory fee payable ......................................         1,345,982
Distribution fee payable ..................................           328,196
Accrued expenses and other liabilities ....................         1,393,360
                                                              ---------------
Total liabilities .........................................       161,856,413
                                                              ---------------
Net Assets ................................................   $ 2,088,628,507
                                                              ===============
Composition of Net Assets
Shares of beneficial interest, at par .....................   $           996
Additional paid-in capital ................................     3,741,693,585
Accumulated net investment loss ...........................           (32,976)
Accumulated net realized loss on investment transactions ..    (2,059,362,484)
Net unrealized appreciation of investments and foreign
   currency denominated assets and liabilities ............       406,329,386
                                                              ---------------
                                                              $ 2,088,628,507
                                                              ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($835,656,473 / 31,922,453 shares of beneficial interest
   issued and outstanding) ................................            $26.18
Sales charge--4.25% of public offering price ..............              1.16
                                                                       ------
Maximum offering price ....................................            $27.34
                                                                       ======
Class B Shares
Net asset value and offering price per share
   ($999,620,104 / 54,218,866 shares of beneficial interest
   issued and outstanding) ................................            $18.44
                                                                       ======
Class C Shares
Net asset value and offering price per share
   ($236,358,198 / 12,798,341 shares of beneficial interest
   issued and outstanding) ................................            $18.47
                                                                       ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($16,993,732 / 633,773 shares of beneficial interest
   issued and outstanding) ................................            $26.81
                                                                       ======

(a)   Includes securities on loan with a value of $126,709,811 (See Note E).

      See notes to financial statements.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 11

Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                November 1,
                                                  2002 to           Year Ended
                                                 July 31,           October 31,
                                                   2003*               2002
                                              ===============     ===============
Investment Income
Dividends (net of foreign taxes withheld
   of $0 and $93,307, respectively) .......   $     6,976,768     $    13,032,397
Interest ..................................            81,284             397,815
                                              ---------------     ---------------
                                                    7,058,052          13,430,212
Expenses
Advisory fee ..............................        11,098,459          22,382,151
Distribution fee--Class A .................         1,627,440           2,465,619
Distribution fee--Class B .................         7,592,208          17,973,671
Distribution fee--Class C .................         1,682,982           3,493,644
Transfer agency ...........................         8,168,899          11,353,630(a)
Printing ..................................           638,306           1,646,043
Custodian .................................           260,559             364,864
Audit and legal ...........................           173,724              82,688
Registration fees .........................            75,254              83,866
Trustees' fees ............................            20,284              29,253
Miscellaneous .............................           110,433              53,838
                                              ---------------     ---------------
Total expenses ............................        31,448,548          59,929,267
Less: expense offset arrangement
   (see Note B) ...........................            (2,420)            (21,549)(a)
                                              ---------------     ---------------
Net expenses ..............................        31,446,128          59,907,718
                                              ---------------     ---------------
Net investment loss .......................       (24,388,076)        (46,477,506)
                                              ---------------     ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized loss on investment
   transactions ...........................      (199,625,443)     (1,022,702,646)
Net change in unrealized
   appreciation/depreciation of:
   Investments ............................       508,838,435         574,504,917
   Foreign currency denominated assets
      and liabilities .....................             4,138              (2,255)
                                              ---------------     ---------------
Net gain (loss) on investment and foreign
   currency transactions ..................       309,217,130        (448,199,984)
                                              ---------------     ---------------
Net Increase (Decrease) in Net Assets
   from Operations ........................   $   284,829,054     $  (494,677,490)
                                              ===============     ===============

*     The Fund changed its fiscal year end from October 31 to July 31.

(a) Amounts have been reclassified to conform to the current period's presentation.

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GROWTH FUND

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                    November 1,
                                      2002 to           Year Ended         Year Ended
                                     July 31,           October 31,        October 31,
                                       2003*               2002               2001
                                  ===============     ===============    ===============
Increase (Decrease) in Net
Assets from Operations
Net investment loss ...........   $   (24,388,076)    $   (46,477,506)   $   (59,879,172)
Net realized loss on
   investment transactions ....      (199,625,443)     (1,022,702,646)      (777,143,296)
Net change in unrealized
   appreciation/depreciation
   of investments and foreign
   currency denominated
   assets and liabilities .....       508,842,573         574,502,662     (2,038,470,949)
                                  ---------------     ---------------    ---------------
Net increase (decrease) in net
   assets from operations .....       284,829,054        (494,677,490)    (2,875,493,417)
Distributions to
Shareholders from
Net realized gain on
   investment transactions
   Class A ....................                -0-                 -0-      (175,267,271)
   Class B ....................                -0-                 -0-      (717,429,848)
   Class C ....................                -0-                 -0-      (134,941,540)
   Advisor Class ..............                -0-                 -0-        (3,985,744)
Transactions in Shares
of Beneficial Interest
Net decrease ..................      (293,639,051)       (954,217,512)      (243,313,063)
                                  ---------------     ---------------    ---------------
Total decrease ................        (8,809,997)     (1,448,895,002)    (4,150,430,883)
Net Assets
Beginning of period ...........     2,097,438,504       3,546,333,506      7,696,764,389
                                  ---------------     ---------------    ---------------
End of period .................   $ 2,088,628,507     $ 2,097,438,504    $ 3,546,333,506
                                  ===============     ===============    ===============

*     The Fund changed its fiscal year end from October 31 to July 31.

      See notes to financial statements.

--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 13

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Growth Fund (the "Fund"), formerly Alliance Growth Fund, a series of The AllianceBernstein Portfolios (the "Trust"), formerly The Alliance Portfolios, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized cur-

--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 15

Notes to Financial Statements
--------------------------------------------------------------------------------

rency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from October 31 to July 31. Accordingly, the statement of operations, the statement of changes in net assets and financial highlights reflect the period from November 1, 2002 to July 31, 2003.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily net assets, .65% of the next $1 billion


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $4,748,775 and $7,106,401, respectively, for the period ending July 31, 2003 and the year ended October, 31, 2002.

For the period ending July 31, 2003 and the year ended October 31, 2002, the Fund's expenses were reduced by $2,420 and $21,549, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $19,284 and $38,863 from the sales of Class A shares and received $41,542 and $21,827, $999,323 and $1,999,698, and $20,953 and $28,797, respectively, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ending July 31, 2003 and the year ended October 31, 2002.

Brokerage commissions paid on investment transactions for the period ending July 31, 2003 and the year ended October 31, 2002 amounted to $2,478,060 and $6,825,036, of which $35,020 and $95,351, respectively, was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

Accrued expenses includes $32,979 owed to a trustee and a former trustee under the Trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distri-


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 17

Notes to Financial Statements
--------------------------------------------------------------------------------

bution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Securities Exchange Commission as being a "compensation" plan.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended July 31, 2003, were as follows:

                                                    Purchases         Sales
                                                   ============    ============

Investment securities (excluding
   U.S. government securities) .................   $565,891,594    $880,613,513
U.S. government securities .....................             -0-             -0-

At July 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost ................................................           $ 1,674,813,251
                                                                ===============
Gross unrealized appreciation .......................           $   525,570,563
Gross unrealized depreciation .......................              (126,507,462)
                                                                ---------------
Net unrealized appreciation .........................           $   399,063,101
                                                                ===============

1. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexer-


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

cised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 19

Notes to Financial Statements
--------------------------------------------------------------------------------

interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of July 31, 2003, the Fund had loaned securities with a value of $126,709,811 and received cash collateral which was invested in a money market fund valued at $131,034,000 as included in the footnotes to the accompanying portfolio of investments. For the period ending July 31, 2003, the Fund earned fee income of $54,498 which is included in interest income in the accompanying statement of operations.

NOTE F

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               -----------------------------------------------
                                                  Shares
                               -----------------------------------------------
                                    November 1,      Year Ended     Year Ended
                               2002 to July 31,     October 31,    October 31,
                                        2003(a)            2002           2001
                               -----------------------------------------------
Class A
Shares sold                          11,863,813      16,599,514     72,764,851
------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-             -0-     3,833,916
------------------------------------------------------------------------------
Shares converted from Class B         5,211,157      10,502,980      2,940,527
------------------------------------------------------------------------------
Shares redeemed                     (16,868,747)    (27,303,394)   (79,224,380)
------------------------------------------------------------------------------
Net increase (decrease)                 206,223        (200,900)       314,914
==============================================================================

Class B
Shares sold                           2,397,788       4,281,786      8,252,271
------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-             -0-    22,289,343
------------------------------------------------------------------------------
Shares converted to Class A          (7,380,291)    (14,775,480)    (4,097,100)
------------------------------------------------------------------------------
Shares redeemed                     (11,630,038)    (32,869,032)   (39,950,959)
------------------------------------------------------------------------------
Net decrease                        (16,612,541)    (43,362,726)   (13,506,445)
==============================================================================

Class C
Shares sold                             825,080       1,854,658      7,355,130
------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-             -0-     4,215,359
------------------------------------------------------------------------------
Shares redeemed                      (3,024,337)     (8,278,048)   (14,416,347)
------------------------------------------------------------------------------
Net decrease                         (2,199,257)     (6,423,390)    (2,845,858)
==============================================================================

(a)   The Fund changed its fiscal year end from October 31 to July 31.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                               ---------------------------------------------------------
                                                       Shares
                               ---------------------------------------------------------
                                    November 1,            Year Ended         Year Ended
                               2002 to July 31,           October 31,        October 31,
                                        2003(a)                  2002               2001
----------------------------------------------------------------------------------------
Advisor Class
Shares sold                             291,265               100,826            208,982
----------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                   -0-            87,825
----------------------------------------------------------------------------------------
Shares redeemed                        (110,074)             (332,010)          (333,001)
----------------------------------------------------------------------------------------
Net increase (decrease)                 181,191              (231,184)           (36,194)
========================================================================================

(a)   The Fund changed its fiscal year end from October 31 to July 31.

                               ---------------------------------------------------------
                                                       Amount
                               ---------------------------------------------------------
                                    November 1,            Year Ended         Year Ended
                               2002 to July 31,           October 31,        October 31,
                                        2003(a)                  2002               2001
                               ---------------------------------------------------------
Class A
Shares sold                     $   270,711,686       $   456,231,350    $ 2,567,783,073
----------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                   -0-       157,952,896
----------------------------------------------------------------------------------------
Shares converted from Class B       120,403,273           276,896,939         97,274,788
----------------------------------------------------------------------------------------
Shares redeemed                    (385,366,771)         (744,845,987)    (2,805,530,419)
----------------------------------------------------------------------------------------
Net increase (decrease)         $     5,748,188       $   (11,717,698)   $    17,480,338
========================================================================================

Class B
Shares sold                     $    39,125,320       $    83,516,126    $   220,357,277
----------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                   -0-       659,768,364
----------------------------------------------------------------------------------------
Shares converted to Class A        (120,403,273)         (276,896,939)       (97,274,788)
----------------------------------------------------------------------------------------
Shares redeemed                    (186,634,977)         (621,500,454)      (995,858,323)
----------------------------------------------------------------------------------------
Net decrease                    $  (267,912,930)      $  (814,881,267)   $  (213,007,470)
========================================================================================

Class C
Shares sold                     $    13,474,483       $    37,048,175    $   188,382,911
----------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                   -0-       124,901,671
----------------------------------------------------------------------------------------
Shares redeemed                     (48,936,685)         (158,402,462)      (360,407,290)
----------------------------------------------------------------------------------------
Net decrease                    $   (35,462,202)      $  (121,354,287)   $   (47,122,708)
========================================================================================

Advisor Class
Shares sold                     $     6,536,136       $     2,850,447    $     7,536,942
----------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                   -0-         3,678,116
----------------------------------------------------------------------------------------
Shares redeemed                      (2,548,243)           (9,114,707)       (11,878,281)
----------------------------------------------------------------------------------------
Net increase (decrease)         $     3,987,893       $    (6,264,260)   $      (663,223)
========================================================================================

(a)   The Fund changed its fiscal year end from October 31 to July 31.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 21

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE G

Restricted Security

                                               Date Acquired       U.S. $ Cost
                                            ==================   ===============
United Pan Europe Cl.A Pfd...............        11/30/00          $45,000,000

The security shown above is restricted as to resale and has been valued at fair value in accordance with the procedures described in Note A. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of this security.

The value of this security at July 31, 2003 was $333,000 representing 0.02% of net assets.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ending July 31, 2003.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2003, October 31, 2002 and October 31, 2001 were as follows:

                                                 2003     2002         2001
                                                ======   ======   ==============
Distributions paid from:
   Ordinary income ..........................   $  -0-   $  -0-   $  219,241,414
   Long term capital gains ..................      -0-      -0-      812,092,585
                                                ------   ------   --------------
Total taxable distributions .................      -0-      -0-    1,031,333,999
Tax return of capital .......................      -0-      -0-          290,404
                                                ------   ------   --------------
Total distributions paid ....................   $  -0-   $  -0-   $1,031,624,403
                                                ======   ======   ==============

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ................        $(2,052,125,849)(a)
Unrealized appreciation/(depreciation) ..............            399,059,771(b)
                                                             ---------------
Total accumulated earnings/(deficit) ................        $(1,653,066,078)
                                                             ---------------

(a) On July 31, 2003, the Fund had a net capital loss carryforward of $2,052,092,870, of which $798,395,660 expires in the year 2009,
      $1,051,944,066 expires in the year 2010 and $201,753,144 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------


During the period ended July 31, 2003, permanent differences, primarily due to a net investment loss, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE J

Subsequent Events

Alliance Capital Management L.P., ("Alliance Capital") the Fund's Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, neither of which was a portfolio manager or officer of the Fund. Alliance Capital continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Fund and its shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Fund and its shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund or Alliance Capital's results of operations or financial condition.

Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual Funds, including the Fund, AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defen-


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 23
dant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Fund or on Alliance Capital's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants and related parties.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GROWTH FUND

Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                    -----------------------------------------------------------------------------------------
                                                                            Class A
                                    -----------------------------------------------------------------------------------------
                                    November 1,
                                        2002 to                                  Year Ended October 31,
                                       July 31,        ----------------------------------------------------------------------
                                        2003(a)              2002           2001           2000           1999           1998
                                    -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period .........................   $    22.56        $    27.40     $    52.42     $    56.32     $    47.17     $    43.95
                                    -----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ...........         (.21)             (.28)          (.22)          (.17)          (.15)          (.05)
Net realized and unrealized gain
  (loss) on investment and
  foreign currency transactions ..         3.83             (4.56)        (19.10)          3.71          13.01           6.18
                                    -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ....         3.62             (4.84)        (19.32)          3.54          12.86           6.13
                                    -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions ...................           -0-               -0-         (5.70)         (7.44)         (3.71)         (2.91)
                                    -----------------------------------------------------------------------------------------
Net asset value, end of period ...   $    26.18        $    22.56     $    27.40     $    52.42     $    56.32     $    47.17
                                    =========================================================================================
Total Return
Total investment return based on
  net asset value(c) .............        16.05%           (17.66)%       (40.50)%         5.96%         28.69%         14.56%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................   $  835,657        $  715,438     $  874,604     $1,656,689     $1,441,962     $1,008,093
Ratio to average net assets of:
  Expenses .......................         1.66%(d)          1.49%          1.28%          1.14%          1.18%          1.22%(e)
  Net investment loss ............        (1.18)%(d)        (1.04)%         (.61)%         (.30)%         (.28)%         (.11)%
Portfolio turnover rate ..........           29%               41%           115%            58%            62%            61%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 25

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                    -----------------------------------------------------------------------------------------
                                                                            Class B
                                    -----------------------------------------------------------------------------------------
                                    November 1,
                                        2002 to                                 Year Ended October 31,
                                       July 31,        ----------------------------------------------------------------------
                                        2003(a)              2002           2001           2000           1999           1998
                                    -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period .........................   $    15.98        $    19.56     $    39.49     $    44.40     $    38.15     $    36.31
                                    -----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ...........         (.23)             (.34)          (.34)          (.43)          (.42)          (.31)
Net realized and unrealized gain
  (loss) on investment and
  foreign currency transactions ..         2.69             (3.24)        (13.89)          2.96          10.38           5.06
                                    -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ....         2.46             (3.58)        (14.23)          2.53           9.96           4.75
                                    -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions ...................           -0-               -0-         (5.70)         (7.44)         (3.71)         (2.91)
                                    -----------------------------------------------------------------------------------------
Net asset value, end of period ...   $    18.44        $    15.98     $    19.56     $    39.49     $    44.40     $    38.15
                                    =========================================================================================
Total Return
Total investment return based on
  net asset value(c) .............        15.39%           (18.30)%       (40.93)%         5.18%         27.79%         13.78%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................   $  999,620        $1,131,628     $2,233,260     $5,042,755     $5,265,153     $4,230,756
Ratio to average net assets of:
  Expenses .......................         2.41%(d)          2.22%          2.00%          1.86%          1.90%          1.94%(e)
  Net investment loss ............        (1.94)%(d)        (1.77)%        (1.31)%        (1.02)%        (1.00)%         (.83)%
Portfolio turnover rate ..........           29%               41%           115%            58%            62%            61%

See footnote summary on page 28.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GROWTH FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                    -----------------------------------------------------------------------------------------
                                                                            Class C
                                    -----------------------------------------------------------------------------------------
                                    November 1,
                                        2002 to                                  Year Ended October 31,
                                       July 31,        ----------------------------------------------------------------------
                                        2003(a)              2002           2001           2000           1999           1998
                                    -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period .........................   $    16.00        $    19.58     $    39.52     $    44.42     $    38.17     $    36.33
                                    -----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ...........         (.23)             (.33)          (.34)          (.43)          (.42)          (.31)
Net realized and unrealized gain
  (loss) on investment and
  foreign currency transactions ..         2.70             (3.25)        (13.90)          2.97          10.38           5.06
                                    -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ....         2.47             (3.58)        (14.24)          2.54           9.96           4.75
                                    -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions ...................           -0-               -0-         (5.70)         (7.44)         (3.71)         (2.91)
                                    -----------------------------------------------------------------------------------------
Net asset value, end of period ...   $    18.47        $    16.00     $    19.58     $    39.52     $    44.42     $    38.17
                                    =========================================================================================
Total Return
Total investment return based on
  net asset value(c) .............        15.44%           (18.28)%       (40.92)%         5.20%         27.78%         13.76%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................   $  236,358        $  239,940     $  419,382     $  959,043     $  923,483     $  718,688
Ratio to average net assets of:
  Expenses .......................         2.38%(d)          2.19%          1.98%          1.85%          1.90%          1.93%(e)
  Net investment loss ............        (1.90)%(d)        (1.74)%        (1.29)%        (1.02)%        (1.00)%         (.83)%
Portfolio turnover rate ..........           29%               41%           115%            58%            62%            61%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 27

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                    -----------------------------------------------------------------------------------------
                                                                         Advisor Class
                                    -----------------------------------------------------------------------------------------
                                    November 1,
                                        2002 to                                 Year Ended October 31,
                                       July 31,        ----------------------------------------------------------------------
                                        2003(a)              2002           2001           2000           1999           1998
                                    -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period .........................   $    23.05        $    27.92     $    53.17     $    56.88     $    47.47     $    44.08
                                    -----------------------------------------------------------------------------------------
Income from investment
  Operations
Net investment income (loss)(b) ..         (.16)             (.20)          (.11)          (.02)           .02            .08
Net realized and unrealized gain
  (loss) on investment and
  foreign currency transactions ..         3.92             (4.67)        (19.44)          3.75          13.10           6.22
                                    -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ....         3.76             (4.87)        (19.55)          3.73          13.12           6.30
                                    -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions ...................           -0-               -0-         (5.70)         (7.44)         (3.71)         (2.91)
                                    -----------------------------------------------------------------------------------------
Net asset value, end of period ...   $    26.81        $    23.05     $    27.92     $    53.17     $    56.88     $    47.47
                                    =========================================================================================
Total Return
Total investment return based on
  net asset value(c) .............        16.31%           (17.44)%       (40.34)%         6.27%         29.08%         14.92%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................   $   16,994        $   10,433     $   19,087     $   38,278     $  142,720     $  174,745
Ratio to average net assets of:
  Expenses .......................         1.36%(d)          1.18%           .98%           .83%           .88%           .93%(e)
  Net investment income (loss) ...         (.87)%(d)         (.73)%         (.30)%          .03%           .03%           .17%
Portfolio turnover rate ..........           29%               41%           115%            58%            62%            61%

(a)   The Fund changed its fiscal year end from October 31 to July 31.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the year ended October 31, 1998 the ratios of expenses to average net assets were 1.21% for Class A shares, 1.93% for Class B shares, 1.92% for Class C shares and .92% for Advisor Class shares.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GROWTH FUND

Report of Independent Auditors
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of AllianceBernstein Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Growth Fund, formerly Alliance Growth Fund, (a series of The Alliance Portfolios, hereafter referred to as the "Fund") at July 31, 2003, the results of its operations for the period November 1, 2002 through July 31, 2003 and for the year ended October 31, 2002, the changes in its net assets for the period November 1, 2002 through July 31, 2003 and for each of the two years in the period ended October 31, 2002 and the financial highlights for the period November 1, 2002 through July 31, 2003 and for each of the five years in the period ended October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
September 12, 2003. except for Note J which is as of October 9, 2003.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 29

                                                                        Trustees
--------------------------------------------------------------------------------

TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Thomas J. Bardong, Vice President
Alan E. Levi, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-2624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GROWTH FUND

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
(unaudited)

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                                             PORTFOLIOS
                                                                               IN FUND         OTHER
NAME, AGE OF TRUSTEES,                             PRINCIPAL                   COMPLEX      DIRECTORSHIP
        ADDRESS                                  OCCUPATION(S)               OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                         DURING PAST 5 YEARS              TRUSTEE         TRUSTEE
----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John D. Carifa,**, 58                President, Chief Operating                  116             None
1345 Avenue of the                   Officer and a Director of
Americas,                            Alliance Capital Management
New York, NY 10105                   Corporation ("ACMC"), with
(10)                                 which he has been associated
                                     since prior to 1998.

DISINTERESTED TRUSTEES

Ruth Block,#+, 72                    Formerly Executive Vice                     97              None
P.O. Box 4623,                       President and Chief
Stamford, CT 06903                   Insurance Officer of The
(10)                                 Equitable Life Assurance
                                     Society of the United States;
                                     Chairman and Chief Executive
                                     Officer of Evlico; Director of Avon,
                                     BP (oil and gas), Ecolab
                                     Incorporated (specialty chemicals),
                                     Tandem Financial Group, and
                                     Donaldson Lufkin & Jenrette
                                     Securities Corporation; former
                                     Governor at Large-National
                                     Association of Securities Dealers,
                                     Inc.

David H. Dievler,#+, 73              Independent consultant.                     101             None
P.O. Box 167,                        Until December 1994, he
Spring Lake, NJ 07762                was Senior Vice President of
(4)                                  ACMC responsible for mutual
                                     fund administration. Prior to joining
                                     ACMC in 1984, he was Chief
                                     Financial Officer of Eberstadt Asset
                                     Management since 1968. Prior to
                                     that, he was Senior Manager at
                                     Price Waterhouse & Co. Member
                                     of American Institute of Certified
                                     Public Accountants since 1953.

John H. Dobkin,#+, 61                Consultant. He was formerly                 98              None
P.O. Box 12,                         President of Save Venice, Inc.
Annandale, NY 12504                  from 2001-2002, Senior Advisor
(4)                                  from June 1999 - June 2000
                                     and President (December 1989 -
                                     May 1999) of Historic Hudson
                                     Valley (historic preservation).
                                     Previously, Director of the National
                                     Academy of Design. During 1988-
                                     92, he was Director and Chairman
                                     of the Audit Committee of ACMC.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 31

                                                          Management of the Fund
--------------------------------------------------------------------------------

                                                                              PORTFOLIOS
                                                                                IN FUND         OTHER
NAME, AGE OF TRUSTEES,                          PRINCIPAL                       COMPLEX      DIRECTORSHIP
        ADDRESS                               OCCUPATION(S)                   OVERSEEN BY      HELD BY
  (YEARS OF SERVICE*)                      DURING PAST 5 YEARS                  TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
(continued)

William H. Foulk, Jr.,               Investment Adviser and an                   113            None
#+, 71                               independent consultant. He
2 Sound View Drive                   was formerly Senior Manager
Suite 100                            of Barrett Associates, Inc.,
Greenwich, CT 06830                  a registered investment adviser,
(5)                                  with which he had been
                                     associated since prior to 1998. He
                                     was formerly Deputy Comptroller
                                     of the State of New York and, prior
                                     thereto, Chief Investment Officer of
                                     the New York Bank for Savings.

Brenton W. Harries,                  Formerly President and Chief                  7            None
#+, 75                               Executive Officer of Global
253 Bell Tower Crossing              Electronic Markets Company,
Poinciana, FL 34759                  Executive Vice President of
(12)                                 McGraw-Hill, Inc. and President
                                     and Chief Executive Officer of
                                     Standard and Poor's Corporation.

Clifford L. Michel,                  Senior Counsel of the law firm               97            Placer Dome, Inc.
#+, 64                               of Cahill Gordon & Reindel since
15 St. Bernard's Road                February 2001 and a partner
Gladstone, NJ 07934                  of that firm for more than 25
(4)                                  years prior thereto. He is President
                                     and Chief Executive Officer of
                                     Wenonah Development Company
                                     (investments) and a Director of the
                                     Placer Dome Inc. (mining).


Donald J. Robinson,                  Senior Counsel to the law firm               96            None
#+, 69                               of Orrick, Herrington & Sutcliffe
98 Hell's Peak Road                  LLP since prior to 1998. Formerly
Weston, VT 05161                     a senior partner and a member
(16)                                 of the Executive Committee of
                                     that firm. He was also a member
                                     and Chairman of the Municipal
                                     Securities Rulemaking Board and
                                     a Trustee of the Museum of the
                                     City of New York.

*     There is no stated term of office for the Fund's Trustees.

** Mr. Carifa is an "interested trustee", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GROWTH FUND

Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain Information concerning the Fund's Officers is listed below.

     NAME,                            POSITION(S)                       PRINCIPAL OCCUPATION
ADDRESS* AND AGE                     HELD WITH FUND                     DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------
John D. Carifa, 58                  Chairman and President      See biography above.

Thomas J. Bardong, 58               Vice President              Senior Vice President of ACMC**, with
                                                                which he has been associated since prior
                                                                to 1998.

Alan E. Levi, 54                    Vice President              Senior Vice President of ACMC**, with
                                                                which he has been associated since prior
                                                                to 1998.

Edmund P. Bergan,Jr., 53            Clerk                       Senior Vice President and the General
                                                                Counsel of AllianceBernstein Investment
                                                                Research and Management, Inc.
                                                                ("ABIRM")** and Alliance Global Investor
                                                                Services Inc. ("AGIS")**, with which he
                                                                has been associated since prior to 1998.

Mark D. Gersten, 52                 Treasurer and Chief         Senior Vice President of AGIS** and
                                    Financial Officer           Vice President of ABIRM**, with which
                                                                he has been associated since prior to
                                                                1998.

Vincent S. Noto, 38                 Controller                  Vice President of AGIS**, with which he
                                                                has been associated since prior to
                                                                1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, ABIRM and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN GROWTH FUND o 33

                                               AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation
Wealth Preservation
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation
Tax-Managed Wealth Preservation

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Select Investor Series Biotechnology Portfolio
Select Investor Series Premier Portfolio
Select Investor Series Technology Portfolio
Technology Fund

U.S. Value Funds

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Growth Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Global & International Value Funds

Global Value Fund
International Value Fund

Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

Intermediate California
Intermediate Diversified
Intermediate New York
Arizona
California
Insured California
Insured National
Florida
Massachusetts
Michigan
Minnesota
National
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN GROWTH FUND

ALLIANCEBERNSTEIN GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

GROWTHAR0703



ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Trustees has determined that independent trustees Messrs. David H. Dievler and William H. Foulk qualify as audit committee financial experts.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 9, 2003